Segment Information	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 11: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net loss attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017
Revenue	$71,988	$59,237	$60,063	$59,381	$132,051	$118,618
Administrative fee revenue from affiliates	7,126	5,360	—	—	7,126	5,360
Interest expense and finance cost, net	(23,256)	(21,270)	(9,997)	(6,295)	(33,253)	(27,565)
Depreciation and amortization	(17,385)	(19,713)	(7,152)	(6,378)	(24,537)	(26,091)
Equity in net (losses)/earnings of affiliated companies	(3,025)	(3,775)	—	—	(3,025)	(3,775)
Net (loss)/income attributable to Navios Holdings common stockholders	(27,842)	(40,085)	2,550	2,827	(25,292)	(37,258)
Total assets	1,898,715	2,036,569	674,413	659,871	2,573,128	2,696,440
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(1,527)	(63)	(2,277)	(13,015)	(3,804)	(13,078)
Investments in affiliates	174,263	189,195	—	—	174,263	189,195
Cash and cash equivalents	48,051	67,309	70,403	62,899	118,454	130,208
Restricted cash	2,978	4,462	—	—	2,978	4,462
Long-term debt (including current and non-current portion)	$1,137,924	$1,205,392	$528,696	$440,878	$1,666,620	$1,646,270

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017
Revenue	$136,602	$110,782	$112,331	$103,182	$248,933	$213,964
Administrative fee revenue from affiliates	14,131	10,658	—	—	14,131	10,658
Interest expense and finance cost, net	(45,821)	(42,911)	(19,242)	(12,076)	(65,063)	(54,987)
Depreciation and amortization	(36,223)	(39,246)	(14,380)	(12,468)	(50,603)	(51,714)
Equity in net (losses)/earnings of affiliated companies	(9,489)	1,307	—	—	(9,489)	1,307
Net (loss)/income attributable to Navios Holdings common stockholders	(68,030)	(86,885)	1,881	908	(66,149)	(85,977)
Total assets	1,898,715	2,036,569	674,413	659,871	2,573,128	2,696,440
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(12,447)	(99)	(6,046)	(29,071)	(18,493)	(29,170)
Investments in affiliates	174,263	189,195	—	—	174,263	189,195
Cash and cash equivalents	48,051	67,309	70,403	62,899	118,454	130,208
Restricted cash	2,978	4,462	—	—	2,978	4,462
Long-term debt (including current and non-current portion)	$1,137,924	$1,205,392	$528,696	$440,878	$1,666,620	$1,646,270